Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim EW Euro-Pacific LDRs ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called BNY Mellon

Euro-Pacific Select ADR Index (the "Euro-Pacific Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim EW Euro-Pacific LDRs ETF
Management Fees (comprehensive management fee)		0.35%
Distribution and service (12b-1) fees	[1]
Other expenses		none
Total annual Fund operating expenses		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim EW Euro-Pacific LDRs ETF	36	167	310	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Guggenheim EW ("equal-weighted") Euro-Pacific LDRs ("Leaders") ETF, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Euro-Pacific Index (Index

Ticker: BKEPAT). The Euro-Pacific Index is comprised of American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), New York Shares and

Global Registered Shares traded on the New York Stock Exchange ("NYSE"), Nasdaq

Stock Market ("NASDAQ") and the NYSE Alternext US Exchange. Index constituents are selected, based on liquidity, from a universe of all U.S.-listed ADRs, GDRs,

New York Shares and Global Registered Shares of developed countries in Europe and Asia-Pacific, as determined by BNY Mellon (the "Index Provider"). BNY Mellon generally follows the World Bank's classification as low-income, middle-income,

or high-income in determining which markets qualify as developed markets.

Developed markets are those markets classified as high-income, with some high income countries excluded due to the nature of their stock market. As of

November 30, 2011 the Index consisted of 109 securities ranging in capitalization from $339 million to $149 billion, which includes small-, mid-,

and large-capitalization stocks as defined by the Index Provider. The Index is weighted based on an equal-weighted methodology whereby each constituent receives an equal weight at each rebalance.

The Fund will invest at least 80% of its total assets in ADRs, GDRs, New York

Shares and Global Registered Shares that comprise the Index and underlying securities representing ADRs, GDRs, New York Shares and Global Registered Shares

that comprise the Index. The depositary receipts that comprise the Index may be sponsored or unsponsored. Under normal conditions, the Fund will also invest at least 80% of its total assets in securities of issuers from Europe and

Asia-Pacific countries. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the

Fund's investment strategy and other policies without shareholder approval,

except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs, GDRs, New York Shares or Global Registered Shares comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing more liquidity than the ADR, GDR, New York Share or Global Registered Share; (b) when an ADR, GDR, New York Share or Global

Registered Share is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR, GDR, New York

Share or Global Registered Share is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally,

the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

As of the date of this Prospectus, a significant percentage of the Index is comprised of securities of companies from the United Kingdom and Japan. To the extent that the Index is focused on securities of any one country, including the

United Kingdom or Japan, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late

2007 generally has caused an adverse impact in a broad range of markets,

including U.S. and international credit and interbank money markets generally,

thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on March 1, 2007. The Fund's year-to-date total return was -20.12% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 29.41% and -21.87%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Guggenheim EW Euro-Pacific LDRs ETF	Returns Before Taxes		12.81%	(2.28%)		Mar. 01, 2007
Guggenheim EW Euro-Pacific LDRs ETF After Taxes on Distributions	Returns After Taxes on Distributions		11.31%	(3.39%)		Mar. 01, 2007
Guggenheim EW Euro-Pacific LDRs ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares		8.33%	(2.58%)		Mar. 01, 2007
Guggenheim EW Euro-Pacific LDRs ETF BNY Mellon Euro-Pacific Select ADR Index	BNY Mellon Euro-Pacific Select ADR Index (reflects no deduction for fees, expenses or taxes)		12.90%		[1]	Mar. 01, 2007
Guggenheim EW Euro-Pacific LDRs ETF Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index	Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index	[2]	12.90%	(1.47%)		Mar. 01, 2007
Guggenheim EW Euro-Pacific LDRs ETF MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	(3.26%)		Mar. 01, 2007
[1]	Returns for BNY Mellon Euro-Pacific Select ADR Index are not shown for the period covering since the Fund's inception on March 1, 2007, because the Index commenced publication on January 20, 2009.
[2]	Prior to March 31, 2009, the Fund's underlying index was the Robeco Developed International Equity Index. As this index ceased publication on March 31, 2009, returns since inception represent returns of the Robeco Developed International Equity Index until March 31, 2009, and returns of the BNY Mellon Euro-Pacific Select ADR Index since March 31, 2009.